22. OTHER LONG-TERM FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Other Long-term Financial Liabilities
Schedule of other long-term financial liabilities
As at December 31,	2017	2016
Derivative liabilities (Note 27)	$5,527	$13,952
Security deposits	328	472
Satellite performance incentive payments	52,509	65,954
Other	467	874
Other long-term financial liabilities	$58,831	$81,252